5. Deferred Rent (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Rent Details
Landlord-funded leasehold improvements	$ 1,059,186	$ 900,989	$ 0
Less accumulated amortization	(109,127)	(39,187)	0
Total (current portion $111,250)	950,059	861,802	0
Straight line rent adjustment	79,498	88,277	12,267
Total deferred rent	$ 1,029,557	$ 950,079	$ 12,267